Unit-based Compensation - Summary of Class C Units Outstanding and Vested (Detail) - Officers Employees And Directors [Member] - Share-based Payment Arrangement, Option [Member] - Redeemable Class C Units [Member] - shares
	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning of period	428,571	428,571	428,571	428,571
Granted	8,468	51,543	42,587	64,987
Redeemed	0	0	0	0
Forfeited	(8,468)	(51,543)	(42,587)	(64,987)
Balance at end of period	428,571	428,571	428,571	428,571
Vested at September 25, 2021	359,569	340,282